UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2011
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             Carderock Capital Management, Inc.
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:  028-10166

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  James W. Mersereau
Title:                 Compliance Officer
Phone:                 301-951-5288 x 102
Signature,             Place,                       and Date of Signing:
James W. Mersereau     Chevy Chase, Maryland        January 31, 2012
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      92
Form 13F Information Table Value Total:      $131,358
List of  Other Included Managers:            None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      748    13300 SH       SOLE                                      13300
Accenture PLC                  COM              G1151C101     2266    42573 SH       SOLE                                      42573
Ametek Inc                     COM              031100100     1762    41857 SH       SOLE                                      41857
Amphenol Corp New Cl A         COM              032095101     1032    22731 SH       SOLE                                      22731
Apple Computer Inc             COM              037833100     2409     5948 SH       SOLE                                       5948
Aptargroup Inc                 COM              038336103      486     9321 SH       SOLE                                       9321
Australia & New Zealand Bkg Gr COM              052528304      205     9750 SH       SOLE                                       9750
Automatic Data Proc            COM              053015103      230     4252 SH       SOLE                                       4252
Autozone Inc                   COM              053332102     1200     3691 SH       SOLE                                       3691
BCE Inc. New                   COM              05534B760     2102    50453 SH       SOLE                                      50453
Bank of Montreal               COM              063671101     1498    27327 SH       SOLE                                      27327
Barrick Gold Corp              COM              067901108      878    19400 SH       SOLE                                      19400
Becton Dickinson & Co          COM              075887109     2527    33819 SH       SOLE                                      33819
Bristol-Myers Squibb           COM              110122108      445    12640 SH       SOLE                                      12640
C H Robinson Worldwide Inc New COM              12541W209     3491    50033 SH       SOLE                                      50033
Canadian National Railway Corp COM              136375102     2185    27810 SH       SOLE                                      27810
Celgene Corporation            COM              151020104      604     8942 SH       SOLE                                       8942
Central Fund Of Canada         COM              153501101      642    32760 SH       SOLE                                      32760
CenturyLink                    COM              156700106      976    26250 SH       SOLE                                      26250
Check Point Software           COM              M22465104     3890    74039 SH       SOLE                                      74039
Chevron Texaco Corp            COM              166764100     2894    27202 SH       SOLE                                      27202
Church & Dwight Inc            COM              171340102     2694    58882 SH       SOLE                                      58882
Cimarex Energy Co.             COM              171798101      286     4625 SH       SOLE                                       4625
Citrix Systems                 COM              177376100     1323    21786 SH       SOLE                                      21786
Clean Harbors Inc              COM              184496107     2804    43998 SH       SOLE                                      43998
Cognizant Tech                 COM              192446102     3442    53522 SH       SOLE                                      53522
Cummins Inc                    COM              231021106     1589    18055 SH       SOLE                                      18055
Danaher Corp                   COM              235851102     1764    37508 SH       SOLE                                      37508
Dominion Resources             COM              25746U109     1318    24827 SH       SOLE                                      24827
Donaldson Company Inc          COM              257651109     1764    25904 SH       SOLE                                      25904
Dover Corp                     COM              260003108      255     4400 SH       SOLE                                       4400
EQT Corporation                COM              26884L109      855    15603 SH       SOLE                                      15603
Ecolab                         COM              278865100     3342    57804 SH       SOLE                                      57804
Emerson Electric Co            COM              291011104      226     4849 SH       SOLE                                       4849
Energizer Holdings             COM              29266R108      376     4847 SH       SOLE                                       4847
Expeditors Int'l Wash          COM              302130109      362     8850 SH       SOLE                                       8850
Express Scripts Inc Cl A       COM              302182100      599    13400 SH       SOLE                                      13400
Exxon Mobil Corp               COM              30231G102      403     4755 SH       SOLE                                       4755
Factset Research System        COM              303075105     1829    20954 SH       SOLE                                      20954
Fastenal Co                    COM              311900104     2244    51458 SH       SOLE                                      51458
Fiserv Inc.                    COM              337738108     1515    25796 SH       SOLE                                      25796
Grainger (WW) Inc              COM              384802104     4764    25448 SH       SOLE                                      25448
Hansen Natural Corp            COM              411310105      925    10043 SH       SOLE                                      10043
Health Care Reit Inc           COM              42217K106     1070    19625 SH       SOLE                                      19625
Helmerich & Payne              COM              423452101      277     4754 SH       SOLE                                       4754
Henry Schein Inc.              COM              806407102     2368    36758 SH       SOLE                                      36758
Humana Inc.                    COM              444859102     2685    30651 SH       SOLE                                      30651
Idexx Labs                     COM              45168D104     3081    40032 SH       SOLE                                      40032
Int'l Business Mach            COM              459200101     4767    25925 SH       SOLE                                      25925
Intuitive Surgical Inc         COM              46120E602      206      445 SH       SOLE                                        445
Johnson & Johnson              COM              478160104     1148    17498 SH       SOLE                                      17498
Kirby Corporation              COM              497266106     1280    19436 SH       SOLE                                      19436
Knight Transportation Inc      COM              499064103      297    19000 SH       SOLE                                      19000
MasterCard Worldwide           COM              57636Q104     1419     3806 SH       SOLE                                       3806
McCormick & Co                 COM              579780206     1196    23728 SH       SOLE                                      23728
McDonald's Corp                COM              580135101     2236    22281 SH       SOLE                                      22281
Merck & Co New                 COM              58933Y105      530    14052 SH       SOLE                                      14052
Netease.com ADS                COM              64110W102      463    10325 SH       SOLE                                      10325
Newmont Mining                 COM              651639106      929    15475 SH       SOLE                                      15475
NextEra Energy Inc             COM              65339F101      369     6069 SH       SOLE                                       6069
Nice Systems Ltd ADR           COM              653656108      558    16209 SH       SOLE                                      16209
Nike Inc Cl B                  COM              654106103      957     9929 SH       SOLE                                       9929
Noble Energy Inc.              COM              655044105      467     4950 SH       SOLE                                       4950
Norfolk Southern Corp          COM              655844108      765    10497 SH       SOLE                                      10497
Novo Nordisk Spons ADR         COM              670100205     2266    19660 SH       SOLE                                      19660
O'Reilly Automotive Inc New    COM              67103H107     3127    39112 SH       SOLE                                      39112
Oracle Corporation             COM              68389x105     2458    95840 SH       SOLE                                      95840
Paychex Inc                    COM              704326107      259     8600 SH       SOLE                                       8600
Praxair Inc                    COM              74005P104     2596    24281 SH       SOLE                                      24281
Procter & Gamble Co            COM              742718109      203     3037 SH       SOLE                                       3037
Public Storage Inc Com         COM              74460D109      639     4755 SH       SOLE                                       4755
Qualcomm Inc                   COM              747525103      523     9558 SH       SOLE                                       9558
Questar Corporation            COM              748356102     2029   102184 SH       SOLE                                     102184
Rogers Communications Cl B     COM              775109200     1100    28551 SH       SOLE                                      28551
Roper Inds Inc New Com         COM              776696106     2023    23291 SH       SOLE                                      23291
Royal Dutch Shell PLC ADR A    COM              780259206      203     2775 SH       SOLE                                       2775
Shire Ltd Spons ADR            COM              82481R106     1284    12353 SH       SOLE                                      12353
Sigma-Aldrich Corp             COM              826552101     3821    61170 SH       SOLE                                      61170
Smucker, (JM)                  COM              832696405      819    10472 SH       SOLE                                      10472
Southern Co                    COM              842587107     1223    26427 SH       SOLE                                      26427
Stericycle Inc                 COM              858912108     1772    22742 SH       SOLE                                      22742
Stryker Corp                   COM              863667101      927    18647 SH       SOLE                                      18647
Suncor Energy Inc.             COM              867224107      238     8250 SH       SOLE                                       8250
Syngenta Adr                   COM              87160A100      926    15704 SH       SOLE                                      15704
TRPrice Assoc                  COM              74144T108     1928    33850 SH       SOLE                                      33850
Taiwan Semiconductor Mfg       COM              874039100      893    69136 SH       SOLE                                      69136
Thermo Fisher Scientific       COM              883556102      374     8325 SH       SOLE                                       8325
Toronto-Dominion Bank          COM              891160509      610     8151 SH       SOLE                                       8151
Trimble Navigation Ltd         COM              896239100      934    21516 SH       SOLE                                      21516
United States Natural Gas Fund COM              912318110      115    17827 SH       SOLE                                      17827
United Technologies            COM              913017109     2977    40728 SH       SOLE                                      40728
WGL Holdings Inc.              COM              92924f106      874    19757 SH       SOLE                                      19757